Note 1 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
Year ended December 31, 2018	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	7,233	426	7,659	-
Management view - operating income	702	81	783	-
Difference in cost of sales	112	7	119	-
Direct cost and others	127	6	133	-
Absorption	(15)	1	(14)	-
Differences in depreciation and amortization	(34)	0	(34)	-
Differences in selling, general and administrative expenses	(2)	6	4	-
Differences in other operating income (expenses), net	-	-	-	-
IFRS - operating income	777	95	872	-
Financial income (expense), net			37	-
Income before equity in earnings of non-consolidated companies and income tax			909	-
Equity in earnings of non-consolidated companies			194	-
Income before income tax			1,103	-
Capital expenditures	346	3	349	-
Depreciation and amortization	645	19	664	-
Year ended December 31, 2017	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	4,966	323	5,289	12
Management view - operating income	115	48	163	3
Difference in cost of sales	164	1	165	(1)
Direct cost and others	115	-	115	(1)
Absorption	49	1	50	-
Differences in depreciation and amortization	(3)	-	(3)	-
Differences in selling, general and administrative expenses	14	(6)	8	-
Differences in other operating income (expenses), net	2	-	2	-
IFRS - operating income	292	43	335	2
Financial income (expense), net			(23)	-
Income before equity in earnings of non-consolidated companies and income tax			312	2
Equity in earnings of non-consolidated companies			116	-
Income before income tax			428	2
Capital expenditures	550	8	558	-
Depreciation and amortization	594	15	609	-
Year Ended December 31, 2016	Tubes	Other	Continuing operations	Discontinued operations
IFRS - Net Sales	4,015	278	4,294	235
Management view - operating income	19	19	38	62
Difference in cost of sales	(108)	(8)	(116)	4
Direct cost and others	(114)	(8)	(122)	4
Absorption	6	-	6	-
Differences in depreciation and amortization	28	-	28	-
Differences in selling, general and administrative expenses	(5)	1	(4)	-
Differences in other operating income (expenses), net	(5)	-	(5)	-
IFRS - operating (loss) income	(71)	12	(59)	66
Financial income (expense), net			22	-
(Loss) income before equity in earnings of non-consolidated companies and income tax			(37)	66
Equity in earnings of non-consolidated companies			71	-
Income before income tax			34	66
Capital expenditures	752	33	785	2
Depreciation and amortization	643	14	657	5

Disclosure of geographical areas [text block]
(all amounts in thousands of U.S. dollars)	North America	South America	Europe	Middle East & Africa	Asia Pacific	Unallocated (*)	Total continuing operations	Total discontinued operations
Year ended December 31, 2018
Net sales	3,611,509	1,462,044	724,733	1,559,988	300,314	-	7,658,588	-
Total assets	7,971,311	2,489,522	1,913,589	588,746	482,563	805,568	14,251,299	-
Trade receivables	791,190	280,801	215,202	383,358	66,815	-	1,737,366	-
Property, plant and equipment, net	3,859,060	1,133,113	848,178	94,040	129,517	-	6,063,908	-
Capital expenditures	196,220	68,603	77,467	2,047	5,136	-	349,473	-
Depreciation and amortization	441,705	108,558	82,769	10,389	20,936	-	664,357	-

Year ended December 31, 2017
Net sales	2,451,357	1,142,142	545,777	937,439	211,789	-	5,288,504	11,899
Total assets	7,925,520	2,975,599	2,002,658	391,029	441,546	661,866	14,398,218	-
Trade receivables	582,204	234,877	214,944	135,524	46,511	-	1,214,060	-
Property, plant and equipment, net	3,914,229	1,190,145	878,788	102,481	143,500	-	6,229,143	-
Capital expenditures	430,142	58,949	57,285	7,562	4,153	-	558,091	145
Depreciation and amortization	354,091	126,273	93,900	12,094	22,282	-	608,640	-

Year ended December 31, 2016
Net sales	1,320,297	1,210,527	565,173	1,055,994	141,601	-	4,293,592	234,911
Total assets	7,467,842	2,803,848	1,925,784	593,649	482,132	578,603	13,851,858	151,417
Trade receivables	229,390	204,746	161,291	308,919	50,339	-	954,685	33,620
Property, plant and equipment, net	3,652,032	1,237,391	847,318	106,941	158,257	-	6,001,939	41,470
Capital expenditures	646,545	59,780	35,270	24,166	19,201	-	784,962	1,911
Depreciation and amortization	381,811	128,458	113,875	11,053	21,912	-	657,109	5,303